Provisions - Summary of Movements in Current or Potential Proceedings (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Provisions [abstract]
Carrying amount, beginning balance	$ 500	$ 362
Reversal	(180)	(92)
Interest charges	4	11
Additions	64	219
Carrying amount, ending balance	$ 388	$ 500